ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Liabilities Current [Abstract]
Construction costs payable	$ 69,057	$ 61,350
Customer deposits and ticket sales	80,421	72,141
Gaming tax accruals	238,920	197,577
Interest expenses payable	30,529	20,254
Land use rights payable	50,500	53,000
Operating expense and other accruals and liabilities	166,504	119,584
Other gaming related accruals	29,157	24,524
Outstanding gaming chips and tokens	263,663	278,167
Payables for acquisition of assets and liabilities (Note 25(b))	0	24,244
Total Accrued Expenses and Other Current Liabilities	$ 928,751	$ 850,841